787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 10, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc. File Nos. 33-96132; 811-9086

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated February 28, 2012, as amended March 21, 2012, for the Investor Class and Premium Class of the TDAM Money Market Fund, and the Investor Class of each of the TDAM U.S. Government Fund, the TDAM Municipal Fund, the TDAM California Municipal Money Market Fund and the TDAM New York Municipal Money Market Fund, each a series of the Registrant (collectively, the “Funds”). The purpose of the filing is to submit the 497(e) filing dated March 21, 2012 (Accession No. 0001144204-12-016358) in XBRL for the Funds.

Any questions or comments on the attached should be directed to the undersigned at 212-728-8138.

Sincerely,

/s/Elliot J. Gluck

Elliot J. Gluck

New York Washington Paris London Milan Rome Frankfurt Brussels

in alliance with Dickson Minto W.S., London and Edinburgh